Financial Risk Management - Schedule of Maturity Dates of Financial Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 46,270
Loans	678,306
Other liabilities	12,023
Accounts payable	139,219
Financial liabilities	875,818	$ 740,433	$ 423,436
0 to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	22,098
Loans	150,731
Other liabilities	9,062
Accounts payable	138,537
Financial liabilities	320,428
1 - 2 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	11,757
Loans	78,543
Other liabilities	2,284
Accounts payable	41
Financial liabilities	92,625
2 - 3 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	5,600
Loans	60,020
Other liabilities	34
Accounts payable	1
Financial liabilities	65,655
3 - 4 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	2,620
Loans	66,164
Other liabilities	642
Accounts payable	0
Financial liabilities	69,426
4 - 5 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	1,818
Loans	132,104
Other liabilities	0
Accounts payable	0
Financial liabilities	133,922
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	2,377
Loans	190,744
Other liabilities	1
Accounts payable	640
Financial liabilities	$ 193,762